INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Feb. 29, 2020
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of	As of
	February 28,	February 29,
	2019	2020

Trade name and domain names	$27,225	$27,982
Copyrights and teaching materials	5,974	5,974
User base and customer relationships	24,628	24,803
Technology	13,230	13,230
Partnership agreements and school cooperation agreements	4,858	4,858
Licenses	27,023	28,476
Others	2,542	2,687

Total cost of intangible assets	105,480	108,010
Less: accumulated amortization	(30,253)	(45,930)
Less: accumulated impairment loss	(358)	(358)
Add: foreign exchange difference	(93)	(2,737)

	$74,776	$58,985